Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

17.Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

Walnut HK is incorporated in Hong Kong and is subject to Hong Kong profits tax at the rate of 16.5% on its activities conducted in Hong Kong and it may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

17.Income Taxes (Continued)

PRC

The Company’s subsidiaries and VIE and its subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Shanghai Xunmeng, a subsidiary of VIE, was recognized as high and new technology enterprise (“HNTE”) and was eligible for a preferential tax rate of 15% from 2018 to 2023. Walnut Shanghai, a subsidiary of the Company, was recognized as HNTE and was eligible for a preferential tax rate of 15% from 2021 to 2023.

Xinzhijiang, a subsidiary of the Company established in April 2018, located in Qianhai District, Shenzhen, Guangdong Province, was eligible for a preferential tax rate of 15% and started to apply this rate from then on. The preferential tax rate is awarded to companies that are located in Qianhai District which operate in certain encouraged industries, from 2014 to 2025.

Dividends, interests, rent or royalties payable by the Company’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The Group’s (loss)/profit before income taxes consisted of:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Non-PRC	(3,763,962)	(5,633,012)	(7,839,712)	(1,136,651)
PRC	(3,415,780)	15,335,267	44,103,441	6,394,397
	(7,179,742)	9,702,255	36,263,729	5,257,746

The Group’s income taxes consisted of:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Current income tax	—	1,933,798	5,754,253	834,288
Deferred income tax benefit	—	(213)	(1,028,586)	(149,131)
	—	1,933,585	4,725,667	685,157

17.Income Taxes (Continued)

PRC (Continued)

The reconciliations of the income tax expenses for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
(Loss)/profit before income tax expense	(7,179,742)	9,702,255	36,263,729	5,257,746
PRC statutory tax rate	25%	25%	25%	25%
Income tax (benefits)/expense at PRC statutory tax rate	(1,794,935)	2,425,564	9,065,932	1,314,437
International tax rate differential	1,077,383	1,522,480	2,013,305	291,902
Preferential tax rate differential	57,483	(1,439,100)	(4,442,822)	(644,149)
Non-deductible expenses	108	167,098	361,045	52,346
Non-taxable income	(164,120)	(139,417)	(122,067)	(17,698)
Deferred tax items tax rate differential	(110,821)	51,493	527,035	76,413
Additional deduction of research and development expenses	(124,858)	(223,591)	(444,071)	(64,384)
Change in valuation allowance	1,059,760	(430,942)	(2,232,690)	(323,710)
Income tax expenses	—	1,933,585	4,725,667	685,157

The significant components of the Group’s deferred tax balances were as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets
Tax losses carried forward	1,432,514	1,472,388	213,476
Carryforwards of non-deductible advertising expenses and donations	1,331,067	79,608	11,542
Others	31,926	58,994	8,553
Less: valuation allowance	(2,764,003)	(531,313)	(77,033)
Total deferred tax assets	31,504	1,079,677	156,538
Total deferred tax liabilities	(31,291)	(47,672)	(6,911)

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2022, management recorded full valuation allowance against deferred tax assets in entities that were in a cumulative loss with no forecast profits in the foreseeable future.

As of December 31, 2021 and 2022, the Group had taxable losses of RMB5,881,960 and RMB5,744,189 (US$832,829) derived from entities in the PRC, which can be carried forward for five years to offset future taxable profit, and the period was extended to ten years for entities qualified as HNTEs in 2022 and thereafter. The PRC taxable loss will expire from December 31, 2023 to 2031 if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries, the VIE and the subsidiaries of the VIE located in the PRC. As of December 31, 2021 and 2022, all of the earnings distributable by our subsidiaries in China were reserved for permanent reinvestment in China, and no withholding tax has been accrued.

17.Income Taxes (Continued)

PRC (Continued)

As of December 31, 2021 and 2022, the Group did not have significant unrecognized tax benefit, all of which were presented on a net basis against the deferred tax assets related to tax loss carry forwards on the consolidated balance sheets. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment.

For the years ended December 31, 2020, 2021 and 2022, no interest expense was accrued in relation to the unrecognized tax benefit. As of December 31, 2021 and 2022, there were no accumulated interest expenses recorded in unrecognized tax benefit.

As of December 31, 2022, the tax years ended December 31, 2017 through period ended as of the reporting dates for the WFOE, the VIE and the subsidiaries of the VIE remain open to examination by the PRC tax authorities.